Debt - Outstanding Debt (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021
Debt
Total debt	$ 946	$ 946
Less: short-term debt and current portion of long-term debt	4	4
Long-term debt	942	942
Term Loan Facility due August 2024
Debt
Total debt	355	356
Senior Secured Notes due July 2025
Debt
Total debt	218	217
Senior Unsecured Notes due July 2025
Debt
Total debt	372	372
Other
Debt
Total debt	$ 1	$ 1